Share Capital, Reserves and Retained Earnings (Details Textual) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 07, 2017 USD ($) $ / shares shares	Feb. 17, 2017 USD ($) $ / shares shares	Jan. 17, 2017	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 ₪ / shares shares	Aug. 03, 2017 shares
Share Capital, Reserves and Retained Earnings (Textual)
Share price | ₪ / shares							₪ 0.1	₪ 0.1
Ordinary per share | ₪ / shares							₪ 0.047
Ordinary shares | shares							514,205,799	514,205,799
Ordinary shares, authorized | shares							1,450,000,000	1,450,000,000
Finance expenses				$ 38	$ 291	$ 329
Reduction of additional-paid in capital						$ 165
Changes in effective date of shares, Description			The Company's Board of Directors approved the change which was effective as of February 10, 2017 in the number of shares underlying the ADSs such that 100 ordinary shares of the Company will constitute a single ADS, this in order to support the Company's compliance with the Nasdaq's ADS listing conditions. All ADS data was adjusted to reflect the current ADS to ordinary share ratio, meaning 1:100.
Annual General Meeting Of Shareholders [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Ordinary shares | shares									1,450,000,000
Ordinary shares, authorized | shares									700,000,000
Warrants Granted [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Direct and incremental costs		$ 84
American Depository Shares [Member] | Securities Purchase Agreement [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Warrant exercise price | $ / shares		$ 4.10
Investors for the sale | shares		1,000,000
Gross proceeds for the sale		$ 2,500
Purchase per price | $ / shares		$ 2.50
Engagement agreement, Description		The Company entered into engagement agreement ("Agreement") with an exclusive Placement Agent ("Agent") pursuant to which at the closing of each Offering, the Company will compensate the Agent for its service under the Agreement as follows: Cash fee equal to 7% of the aggregate gross proceeds raised in each Offering, except that in relation to any proceeds raised from certain existing shareholders of the Company participating in an Offering and listed in the Agreement ("Existing Shareholders"), the Company shall pay to the Agent a cash fee equal to 3.5% of the aggregate gross proceeds raised from such Existing Shareholders in each such Offering. In addition, the Company shall pay the Agent a cash management fee equal to 1% of the aggregate gross proceeds raised in each Offering. Warrants to purchase ADS's equal to 5% of the aggregate number of warrants to purchase ADS's placed in each Offering. The Warrant shall have the same terms as the warrants, if any, issued to investors in the applicable Offering. If no warrants are issued to investors in an Offering, the Warrant shall have a term of five years and an exercise price equal to 120% of the then market price of the ADS's. The fair value of such warrants amounted to $84 thousand at the issuance date. Expense allowance equal to $35 thousand for accountable fees and expenses of HCW (other than legal) as defined in the Agreement.
Direct and incremental costs		$ 429
American Depository Shares [Member] | Private Placements [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Investors for the sale | shares	1,400,000
Gross proceeds for the sale	$ 2,800
Purchase per price | $ / shares	$ 2.00
Direct and incremental costs	$ 64
American Depository Shares [Member] | Unregistered Warrants [Member]
Share Capital, Reserves and Retained Earnings (Textual)
Warrant exercise price | $ / shares	$ 2.30
Warrants term	5 years 6 months